6. INCOME TAXES	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
6. INCOME TAXES

The tax effects of temporary differences that give rise to the Company’s future income tax assets are as follows:

	December 31,
	2012	2011	2010
Tax loss carry-forwards	$142,000	136,000	126,000
Exploration expenditures	90,000	90,000	90,000
Valuation allowance	(232,000)	(226,000)	(216,000)
Future income tax asset (liability)	$–	$–	$–

The provision for income taxes differs from the amount estimated using the Canadian federal and provincial statutory income tax rates as follows:

	December 31,
	2012	2011	2010
Benefit at Canadian statutory rates	$(19,100)	(10,900)	$(8,100)

Effect of reduction in rate	1,000	800	900
Share based payments issued for exploration	12,100	–	–
Expiry of loss carry forwards	–	–	3,000
Increase (decrease) in valuation allowance	6,000	10,100	4,200
	$–	$–	$–

The Company evaluates its valuation allowance requirements based on projected future operations. When circumstances change and this causes a change in management’s judgment about the recoverability of deferred tax assets, the impact of the change on the valuation allowance is reflected in current income.

The Company has non-capital losses of approximately $560,000 expiring in various amounts from 2014 to 2031. The Company also has cumulative deferred exploration expenses of approximately $360,000 (2011 and 2010 –$360,000) to offset future taxable income.